Long-Term Debt - Schedule of Carrying Values and Fair Values of Notes Payable and Long-Term Debt (Parenthetical) (Detail)	12 Months Ended			12 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013 7.25% Senior Notes due October 2020 [Member]	Apr. 26, 2012 7.25% Senior Notes due October 2020 [Member]	Sep. 30, 2010 7.25% Senior Notes due October 2020 [Member]	Dec. 31, 2012 6.625 % Senior Notes due 2022 [Member]	Oct. 03, 2012 6.625 % Senior Notes due 2022 [Member]	Dec. 31, 2013 Intelsat Investments SA [Member] 6.5% Senior Notes due November 2013 [Member]	Dec. 31, 2012 Intelsat Investments SA [Member] 6.5% Senior Notes due November 2013 [Member]	Dec. 31, 2013 Intelsat Luxembourg [Member] 11.25% Senior Notes due February 2017 [Member]	Dec. 31, 2012 Intelsat Luxembourg [Member] 11.25% Senior Notes due February 2017 [Member]	Dec. 31, 2013 Intelsat Luxembourg [Member] 11.5% / 12.5% Senior PIK Election Notes due February 2017 [Member]	Dec. 31, 2012 Intelsat Luxembourg [Member] 11.5% / 12.5% Senior PIK Election Notes due February 2017 [Member]	Apr. 05, 2013 Intelsat Luxembourg [Member] 6.75% Senior Notes due 2018 [Member]	Dec. 31, 2013 Intelsat Luxembourg [Member] 6.75% Senior Notes due 2018 [Member]	Dec. 31, 2012 Intelsat Luxembourg [Member] 6.75% Senior Notes due 2018 [Member]	Dec. 31, 2013 Intelsat Luxembourg [Member] 7.75% Senior Notes due June 2021 [Member]	Dec. 31, 2012 Intelsat Luxembourg [Member] 7.75% Senior Notes due June 2021 [Member]	Apr. 05, 2013 Intelsat Luxembourg [Member] 8.125% Senior Notes due 2023 [Member]	Dec. 31, 2013 Intelsat Luxembourg [Member] 8.125% Senior Notes due 2023 [Member]	Dec. 31, 2012 Intelsat Luxembourg [Member] 8.125% Senior Notes due 2023 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 8.5% Senior Notes due November 2019 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 8.5% Senior Notes due November 2019 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member]	Apr. 05, 2011 Intelsat Jackson [Member] 7.25% Senior Notes due April 2019 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 7.25% Senior Notes due April 2019 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 7.25% Senior Notes due April 2019 [Member]	Apr. 05, 2011 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 6.625 % Senior Notes due 2022 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 6.625 % Senior Notes due 2022 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 5.5% Senior Notes due August 2023 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 5.5% Senior Notes due August 2023 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] Senior Unsecured Credit Facilities due February 2014 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] Senior Unsecured Credit Facilities due February 2014 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] New Senior Unsecured Credit Facilities due February 2014 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] New Senior Unsecured Credit Facilities due February 2014 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] Senior Secured Credit Facilities Due June 2019 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] Senior Secured Credit Facilities Due June 2019 [Member]
Debt Instrument [Line Items]
Variable interest rates, Minimum										11.50%	11.50%
Variable interest rates, Maximum										12.50%	12.50%
Senior Notes, maturity date	2020			2022		November 2013	November 2013	February 2017	February 2017	February 2017	February 2017	2018	June 2018	June 2018	June 2021	June 2021	2023	June 2023	June 2023	November 2019	November 2019	October 2020	October 2020	2019	April 2019	April 2019	2021	April 2021	April 2021	December 2022	December 2022	August 2023	August 2023	February 2014	February 2014	February 2014	February 2014	June 2019	June 2019
Senior Notes, Interest rate		7.25%	7.25%	6.625%	6.625%	6.50%	6.50%	11.25%	11.25%			6.75%	6.75%	6.75%	7.75%	7.75%	8.125%	8.125%	8.125%	8.50%	8.50%	7.25%	7.25%	7.25%	7.25%	7.25%	7.50%	7.50%	7.50%	6.625%	6.625%	5.50%	5.50%